Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 241,955	$ 199,601	$ 429,234
Cost of revenues	118,780	103,638	219,283
Gross profit	123,175	95,963	209,951
Operating expenses:
Research and development	21,836	18,146	38,287
Selling, general and administrative	36,665	30,694	63,595
Total operating expenses	58,501	48,840	101,882
Operating income	64,674	47,123	108,069
Financial income, net	10,375	10,624	23,169
Income before income taxes	75,049	57,747	131,238
Income tax expense	(7,043)	(4,984)	(12,723)
Net income	$ 68,006	$ 52,763	$ 118,515
Net income per ordinary share:
Basic net earnings per share	$ 1.49	$ 1.17	$ 2.62
Diluted net earnings per share	$ 1.39	$ 1.08	$ 2.42
Weighted average number of ordinary shares outstanding (in thousands):
Basic	45,622	45,160	45,279
Effect of stock-based awards	263	702	669
Effect of conversion of Notes	3,421	3,421	3,421
Diluted	49,306	49,283	49,369